Acquisitions & Divestitures - 2025 Divestitures (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Gain (loss) on natural gas and oil property and equipment	$ 64,073	$ 7,210	$ 25,678
Certain other non-core undeveloped acreage
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	(69,625)		(59,048)
Gain (loss) on natural gas and oil property and equipment	$ 64,123		$ 26,312